CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 41,365	257,709	181,340
Short-term deposits	37,403	233,025	404,500
Term deposits, current portion	1,605	10,000
Available-for-sale securities	810	5,047
Accounts receivable, net	6,437	40,102	16,294
Deferred tax assets	413	2,571	3,045
Prepaid expenses and other current assets	7,156	44,583	12,927
Total current assets	95,189	593,037	618,106
Non-current assets:
Term deposits			10,000
Prepayments for property and equipment	11,916	74,240
Property and equipment, net	3,600	22,431	27,599
Intangible assets, net	733	4,569
Goodwill	127	789
Total assets	111,565	695,066	655,705
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities and VIE's subsidiary without recourse to the Company of nil and RMB1,166 as of December 31, 2011 and 2012, respectively)	187	1,166
Deferred revenue, current portion (including deferred revenue, current portion of the consolidated variable interest entities and VIE's subsidiary without recourse to the Company of RMB78,547 and RMB109,451 as of December 31, 2011 and 2012, respectively)	17,620	109,772	78,547
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities and VIE's subsidiary without recourse to the Company of RMB24,162 and RMB19,749 as of December 31, 2011 and 2012, respectively)	3,765	23,458	28,817
Income tax payable (including income tax payable of the consolidated variable interest entities and VIE's subsidiary without recourse to the Company of RMB13,774 and RMB11,433 as of December 31, 2011 and 2012, respectively)	2,004	12,483	14,824
Total current liabilities	23,576	146,879	122,188
Non-current liabilities:
Deferred revenue, non-current portion (including deferred revenue, non-current portion, of the consolidated variable interest entities and VIE's subsidiary without recourse to the Company of nil and RMB801 as of December 31, 2011 and 2012, respectively)	129	801
Total liabilities	23,705	147,680	122,188
Commitments and contingencies (Note 18)
SHAREHOLDERS' EQUITY
Ordinary shares (US$0.001 par value; 100,000,000 shares authorized as of December 31, 2011 and 2012; 47,489,394 shares issued and outstanding as of December 31, 2011; 48,130,944 shares issued and outstanding as of December 31, 2012)	55	343	339
Additional paid-in capital	86,062	536,173	522,470
Less: Treasury shares (nil and 2,748,339 shares at December 31, 2011 and 2012, respectively)	(9,310)	(58,003)
Statutory reserves	1,525	9,502	5,792
Retained earnings	10,140	63,183	7,956
Accumulated other comprehensive loss	(612)	(3,812)	(3,040)
Total shareholders' equity	87,860	547,386	533,517
Total liabilities and shareholders' equity	$ 111,565	695,066	655,705